Write downs and other provisions - Summary of Detailed Information About Write Downs And Other Provisions (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Detailed Information About Writedowns And Other Provisions [Abstract]
Provision for legal expenses	€ 895	€ (12,257)	€ (2,484)
Provision for Agnona disposal and write downs	0	(6,150)	(988)
Provision for restoration obligations for leased stores	374	(349)	(1,992)
Reversal/(Loss) allowance on trade receivables	(30)	498	(3,636)
Other provisions	(1,253)	(1,229)	2,922
Total write downs and other provisions	€ (14)	€ (19,487)	€ (6,178)